Exhibit 99.1

World Omni Auto Receivables Trust 2022-A
Monthly Servicer Certificate
October 31, 2022

Dates Covered
Collections Period	10/01/22 - 10/31/22
Interest Accrual Period	10/17/22 - 11/14/22
30/360 Days	30
Actual/360 Days	29
Distribution Date	11/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/22	674,297,978.49	31,415
Yield Supplement Overcollateralization Amount 09/30/22	22,484,792.65	0
Receivables Balance 09/30/22	696,782,771.14	31,415
Principal Payments	24,982,869.11	529
Defaulted Receivables	880,533.35	28
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/22	21,340,426.81	0
Pool Balance at 10/31/22	649,578,941.87	30,858

Pool Statistics	$ Amount	# of Accounts
Pool Factor	69.58%
Prepayment ABS Speed	1.56%
Aggregate Starting Principal Balance	964,210,703.53	37,826

Delinquent Receivables:
Past Due 31-60 days	7,427,735.05	281
Past Due 61-90 days	2,190,689.75	77
Past Due 91-120 days	547,958.89	22
Past Due 121+ days	0.00	0
Total	10,166,383.69	380

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.52%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.41%
Delinquency Trigger Occurred	NO

Recoveries	413,845.74
Aggregate Net Losses/(Gains) - October 2022	466,687.61
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.80%
Prior Net Losses/(Gains) Ratio	0.03%
Second Prior Net Losses/(Gains) Ratio	0.57%
Third Prior Net Losses/(Gains) Ratio	0.29%
Four Month Average	0.42%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.18%

Overcollateralization Target Amount	7,470,157.83
Actual Overcollateralization	7,470,157.83
Weighted Average Contract Rate	4.19%
Weighted Average Contract Rate, Yield Adjusted	5.89%
Weighted Average Remaining Term	53.41

Flow of Funds	$ Amount
Collections	27,790,441.85
Investment Earnings on Cash Accounts	7,801.70
Servicing Fee	(580,652.31)
Transfer to Collection Account	-
Available Funds	27,217,591.24

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	778,137.82
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	52,256.25
(5) Noteholders' Second Priority Principal Distributable Amount	3,034,609.87
(6) Class C Interest	29,601.25
(7) Noteholders' Third Priority Principal Distributable Amount	13,930,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,470,157.83
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,922,828.22

Total Distributions of Available Funds	27,217,591.24

Servicing Fee	580,652.31
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	884,710,000.00
Original Class B	27,870,000.00
Original Class C	13,930,000.00

Total Class A, B, & C
Note Balance @ 10/17/22	666,543,551.74
Principal Paid	24,434,767.70
Note Balance @ 11/15/22	642,108,784.04

Class A-1
Note Balance @ 10/17/22	0.00
Principal Paid	0.00
Note Balance @ 11/15/22	0.00
Note Factor @ 11/15/22	0.0000000%

Class A-2
Note Balance @ 10/17/22	239,813,551.74
Principal Paid	24,434,767.70
Note Balance @ 11/15/22	215,378,784.04
Note Factor @ 11/15/22	70.4358637%

Class A-3
Note Balance @ 10/17/22	305,780,000.00
Principal Paid	0.00
Note Balance @ 11/15/22	305,780,000.00
Note Factor @ 11/15/22	100.0000000%

Class A-4
Note Balance @ 10/17/22	79,150,000.00
Principal Paid	0.00
Note Balance @ 11/15/22	79,150,000.00
Note Factor @ 11/15/22	100.0000000%

Class B
Note Balance @ 10/17/22	27,870,000.00
Principal Paid	0.00
Note Balance @ 11/15/22	27,870,000.00
Note Factor @ 11/15/22	100.0000000%

Class C
Note Balance @ 10/17/22	13,930,000.00
Principal Paid	0.00
Note Balance @ 11/15/22	13,930,000.00
Note Factor @ 11/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	859,995.32
Total Principal Paid	24,434,767.70
Total Paid	25,294,763.02

Class A-1
Coupon	0.39629%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.15000%
Interest Paid	229,821.32
Principal Paid	24,434,767.70
Total Paid to A-2 Holders	24,664,589.02

Class A-3
Coupon	1.66000%
Interest Paid	422,995.67
Principal Paid	0.00
Total Paid to A-3 Holders	422,995.67

Class A-4
Coupon	1.90000%
Interest Paid	125,320.83
Principal Paid	0.00
Total Paid to A-4 Holders	125,320.83

Class B
Coupon	2.25000%
Interest Paid	52,256.25
Principal Paid	0.00
Total Paid to B Holders	52,256.25

Class C
Coupon	2.55000%
Interest Paid	29,601.25
Principal Paid	0.00
Total Paid to C Holders	29,601.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.9282094
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.3729131
Total Distribution Amount	27.3011225

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.7515904
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	79.9096334
Total A-2 Distribution Amount	80.6612238

A-3 Interest Distribution Amount	1.3833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.3833333

A-4 Interest Distribution Amount	1.5833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5833333

B Interest Distribution Amount	1.8750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8750000

C Interest Distribution Amount	2.1250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.1250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	124.19
Noteholders' Third Priority Principal Distributable Amount	570.09
Noteholders' Principal Distributable Amount	305.72

Account Balances	$ Amount
Reserve Account
Balance as of 10/17/22	2,322,098.97
Investment Earnings	5,554.01
Investment Earnings Paid	(5,554.01)
Deposit/(Withdrawal)	-
Balance as of 11/15/22	2,322,098.97
Change	-

Required Reserve Amount	2,322,098.97

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$6,837,155.78	$5,152,340.90	$5,453,840.26
Number of Extensions	240	176	190
Ratio of extensions to Beginning of Period Receivables Balance	0.98%	0.71%	0.72%